OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

13. OTHER ASSETS

Other assets consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Long-term deferred expenses	4,292	2,392
Total	4,292	2,392

Long-term deferred expenses of US$4,292 thousand was mainly attributable to the advancement to FAW Jilin suppliers for mold and tool manufacturing of car body and vehicle parts which will be amortized over their expected periods of use.